Taxation - Summary of Deferred Tax Assets And Liabilities (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Deferred tax assets	¥ 22,354	¥ 17,174
Deferred tax liabilities	(29,714)	(32,373)
Net deferred tax assets	121	87
Net deferred tax liabilities	¥ (7,481)	¥ (15,286)